Average Annual Total Returns{- Fidelity® Emerging Asia Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity® Emerging Asia Fund	Fidelity Emerging Asia Fund-Default Return Before Taxes Past 1 year	Fidelity Emerging Asia Fund-Default Return Before Taxes Past 5 years	Fidelity Emerging Asia Fund-Default Return Before Taxes Past 10 years	Fidelity Emerging Asia Fund-Default After Taxes on Distributions Past 1 year	Fidelity Emerging Asia Fund-Default After Taxes on Distributions Past 5 years	Fidelity Emerging Asia Fund-Default After Taxes on Distributions Past 10 years	Fidelity Emerging Asia Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Asia Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Emerging Asia Fund-Default After Taxes on Distributions and Sales Past 10 years	F1433 Past 1 year	F1433 Past 5 years	F1433 Past 10 years	F1434 Past 1 year	F1434 Past 5 years	F1434 Past 10 years
Total	30.89%	9.49%	8.13%	29.18%	9.01%	7.83%	19.70%	7.58%	6.73%	18.17%	6.56%	6.07%	18.17%	6.56%	6.06%